Stockholders' Equity (Details Textual) - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2015	Oct. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity (Textual)
Common stock conversions, description				The Company issued 11,243,333 shares of its common stock and cancelled 4,960,000 shares issued in the first quarter of 2017fiscal year as a result of a failure to close an acquisition, resulting in a net issuance of 9,132,884 (including converted 2,849,551 shares) for services and repayment of debt.
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Series E preferred stock, shares issued			1,000,000	1,000,000	1,000,000
Series E preferred stock, shares outstanding			1,000,000	1,000,000	1,000,000
Preferred stock shares, designated		1,000,000
Preferred stock voting rights, description				The voting rights equal to 10 shares of common stock.
Common stock voting rights, description			Holders of common stock hold one vote per share.	Holders of common stock have one vote per share.
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			500,000,000	500,000,000	100,000,000
Common stock, shares issued			98,963,753	36,430,248	27,297,364
Common stock, shares outstanding			98,963,753	36,430,248	27,297,364
Investor [Member]
Stockholders' Equity (Textual)
Common stock, shares issued			15,511,066	2,849,551
Series E Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock shares, designated		1,000,000
Preferred stock voting rights, description		The voting rights equal to 10 shares of common stock.
Stock dividends [Member]
Stockholders' Equity (Textual)
Common stock, shares issued			826,296
Share Exchange Agreement [Member]
Stockholders' Equity (Textual)
Share exchange agreement, description	(i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company’s common stock to certain other persons.
Common stock conversions, description	The 2,500,000 restricted shares of the Company’s common stock were issued for the following: 600,000 shares were issued for services for a total of $326,900 of non-cash expenses; a former officer of the Company received 1,000,000 shares in exchange for his 1,000,000 shares of Series E Preferred Stock; and 900,000 shares were issued to extinguish $21,675 of debt due to a former officer and shareholder of the Company.